Loans Payable	12 Months Ended
Jan. 31, 2026
Loans Payable
Loans Payable

6. Loans Payable

	BetterLife $	MedMelior $	Loans Payable $

Balance, January 31, 2023	40,000	40,000	80,000
Accretion and interest	1,248	1,247	2,495

Balance, January 31, 2024	41,248	41,247	82,495
Interest payment	(3,025)	(2,268)	(5,293)
Accretion and interest	10,983	10,983	21,966

Balance, January 31, 2025	49,206	49,962	99,168
Loan extinguishment	–	(9,949)	(9,949)
Interest payment	(3,000)	(3,660)	(6,660)
Principal payment	–	(4,928)	(4,928)
Accretion and interest	12,492	11,349	23,841

Balance, January 31, 2026	58,698	42,774	101,472

Current, January 31, 2026	58,698	15,600	74,298
Non-current, January 31, 2026	–	27,174	27,174

Balance, January 31, 2026	58,698	42,774	101,472

In February 2021, the Company and its subsidiary, MedMelior, each entered into Canada Emergency Business Account (“CEBA”) term loan agreements for $60,000 with an initial expiry date of December 31, 2022 (amended to January 18, 2024) and interest rate of nil% per annum during this initial term.

The Company’s CEBA term loan matures on December 31, 2026 and has an interest rate of 5% per annum.

MedMelior’s CEBA term loan has an interest rate of 5% per annum. In September 2025, MedMelior’s CEBA term loan was modified with the following new terms: Repayment of $1,300 per month through September 2027 and repayment of $28,658 on October 15, 2027. Pursuant to this modification, the Company recorded a gain on extinguishment of loan of $9,949 in its consolidated statements of loss and comprehensive loss during the year ended January 31, 2026 (2025 - $nil; 2024 - $nil).

Accretion for the year ended January 31, 2026 was $17,753 (2025 - $15,949; 2024 - $2,281). As at January 31, 2026, accrued interest of $90 (January 31, 2025 - $937) was included in loans payable.